SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
Cash payments for operating leases	$ 111,100	$ 53,302	$ 145,710	$ 83,593
Cash payments for finance leases	$ 46,775	$ 59,588	$ 75,698	$ 48,656